DEBT - Future maturities of the outstanding Debt (Details) - USD ($) $ in Thousands	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Debt Principal Payments
Remaining 2021	$ 10,661
2022	30,367	$ 26,928
2023	42,358	28,846
2024	44,000	43,819
2025	49,087	67,659
Thereafter	115,119	53,739
Total	291,592	285,801	$ 89,905
Amortization of Debt Issuance Costs
Remaining 2021	(509)
2022	(983)	(810)
2023	(908)	(752)
2024	(785)	(678)
2025	(670)	(554)
Thereafter	(258)	(202)
Total	(4,113)	(3,338)	$ (2,988)
Debt, net
Remaining 2021	10,152
2022	29,384	26,118
2023	41,450	28,094
2024	43,215	43,141
2025	48,417	67,105
Thereafter	114,861	53,537
Net Debt	$ 287,479	$ 282,463